DESCRIPTION OF PLAN (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, minimum contribution to eligible compensation, percentage	1.00%
Participant contribution, maximum contribution to eligible compensation, percentage	50.00%
Participant contribution, automatic, deferral rate	3.00%
Participant contribution, automatic, annual increase deferral rate	1.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Involuntary cash-out limit	$ 1,000
Note receivable from participants, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, account, primary residence, maximum borrowing term	30 years
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	10.00%